Earnings per share (Tables)	12 Months Ended
Mar. 31, 2018
Earnings per share
Schedule of basic and diluted earnings per share

		Year ended March 31,
	Note	2016	2017	2018	2018
		RMB	RMB	RMB	US$
Numerator:
Net income attributable to the Company’s shareholders		90,970	126,190	237,098	37,799
Earnings allocated to participating convertible notes	(i)	—	(10,019)	—	—

Net income for basic and diluted net income per share		90,970	116,171	237,098	37,799

Denominator:
Weighted average ordinary shares outstanding for basic net income per share		73,003,248	73,003,248	112,938,635	112,938,635
Dilutive effect of RSUs	(ii)	—	—	6,390,797	6,390,797

Weighted average ordinary shares outstanding for diluted net income per share		73,003,248	73,003,248	119,329,432	119,329,432

Earnings per share
- Basic		1.25	1.59	2.10	0.33

- Diluted	(ii)	1.25	1.59	1.99	0.32

Notes:

(i)

The outstanding convertible notes provide the holders with the ability to participate in any excess cash dividend. Excess cash dividend means any cash dividend to holders of shares that, together with all other cash dividends previously paid to holders of shares in the same financial year, exceeds, on a per share basis, an amount equal to the interest that has accrued and shall accrue at 7% coupon interest rate in such financial year divided by the number of shares into which the notes are convertible at the conversion price then in effect on the relevant record date. Therefore, net income attributable to the Company is reduced by such allocated earnings to participating convertible notes for the year ended March 31, 2017 in both basic and diluted net income per share computation. For the years ended March 31, 2016 and 2018, as there were no excess cash dividend, no earnings were allocated to participating convertible notes. All outstanding convertible notes were fully converted into the Company’s ordinary shares in the year ended March 31, 2018.

(ii)

For the year ended March 31, 2018, dilutive potential ordinary shares included 6,390,797 weighted average incremental shares of the RSUs applying the treasury stock method. During the years ended March 31, 2016 and 2017, the Company had potential dilutive ordinary shares of 7,300,000 represented shares issuable upon vesting of the RSUs, which were excluded from diluted earnings per share computation as the performance condition was not met at each of the year end. During the years ended March 31, 2016, 2017 and 2018, the Company had potentially dilutive ordinary shares of 40,521,494 representing shares issuable upon conversion of the outstanding convertible notes (see Note 14). Such potentially dilutive ordinary shares were excluded from diluted earnings per share computation because their effects would have been anti-dilutive.